Business Combinations (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Summarizes Major Classes of Consideration Transferred, and Recognized Amounts of Fair Value of Identifiable Assets Distributed and Fair Value of Liabilities Incurred or Assumed at Acquisition Date

The following table summarizes the major classes of consideration transferred, and the recognized amounts of the fair value of the identifiable assets distributed and the fair value of the liabilities incurred or assumed at the acquisition date.

(in thousands)	May 30, 2013 EUR[1]

Cash and cash equivalents	84,129
Short-term investments	40,055
Accounts receivable, net	121,395
Finance receivables, net	611
Current tax assets	37,289
Inventories, net	301 ,279
Deferred tax assets	90,045
Other assets, current and non-current	29,418
Other intangible assets, net	751,542
Property, plant and equipment, net	124,308

Assets acquired	1,580,071

Accounts payable	151,412
Accrued and other liabilities, current and non-current	90,900
Deferred and other tax liabilities	297,977
Long-term debt, current and non-current	609

Liabilities assumed	540,898

Total net identifiable assets	1,039,173

Consideration paid in cash for the transaction on May 30, 2013	486,325
Fair value of shares[2]	2,347,663
Fair value of equity awards cash settled	41,516
Fair value of unvested equity awards to be exchanged	43,527
Gain on settlement of pre-existing relationships	178,427

Consideration transferred	3,097,458

Goodwill on acquisition	2,058,285

1	Amounts were converted into euro at the rate of USD/EUR 1.3043.
2	As part of the consideration transferred, Cymer shares were converted into a right to receive 36,479,109 ASML ordinary shares. These shares were valued at USD 83.94 being the opening price on NASDAQ at May 30, 2013. As at December 31, 2013, 14,533 ASML ordinary shares are still to be issued.

Summary of Estimated Consolidated Pro Forma Information

The following unaudited pro forma summary presents estimated consolidated information of ASML as if the Cymer acquisition had occurred on January 1, 2012. These amounts have been calculated after applying our accounting policies and adjusting the results of Cymer to reflect the charges and benefits assuming the fair value adjustments had been applied from January 1, 2012 with the consequential tax effects.

Pro Forma Year ended December 31 (in millions)	Unaudited 2013 EUR		Unaudited 2012 EUR

Total net sales	5,362		5,053
Net income	1,031	[1]	965	[2]

1	Pro forma net income was adjusted to exclude EUR 60 million of non-recurring costs related to the fair value adjustments to acquisition date inventory and exclude EUR 30 million of acquisition related costs incurred in 2013.
2	Pro forma net income was adjusted to include EUR 60 million of non-recurring costs related to the fair value adjustments to acquisition date inventory and exclude EUR 15 million of acquisition related costs incurred in 2012.